UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Brookfield Business Partners	Capital	Retained earnings	Ownership changes	Accumulated other comprehensive income (loss) [1]	Non-controlling interests
Beginning balance at Dec. 31, 2022	$ 4,071	$ 359	$ 737	$ 118	$ (161)	$ (335)	$ 3,712
Net income (loss)	(27)	(32)		(32)			5
Other comprehensive income (loss)	33	8				8	25
Total comprehensive income (loss)	6	(24)		(32)		8	30
Contributions	478						478
Distributions and capital paid	(944)						(944)
Ownership changes and other	89	(8)			(8)		97
Ending balance at Jun. 30, 2023	3,700	327	737	86	(169)	(327)	3,373
Beginning balance at Dec. 31, 2023	4,760	880	737	637	(129)	(365)	3,880
Net income (loss)	(134)	(26)		(26)			(108)
Other comprehensive income (loss)	(74)	(19)				(19)	(55)
Total comprehensive income (loss)	(208)	(45)		(26)		(19)	(163)
Contributions	28						28
Distributions and capital paid	(23)						(23)
Ownership changes and other	25	14		11	3		11
Ending balance at Jun. 30, 2024	$ 4,582	$ 849	$ 737	$ 622	$ (126)	$ (384)	$ 3,733

[1]	See Note 18 for additional information.